Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net loss from continuing operations for the period	$ (230,182)	$ (206,317)	$ (142,698)
Items not involving cash:
Income tax recovery	(2,271)	0	(3,609)
Change in fair value of biological assets	(4,708)	(5,432)	(30,340)
Share-based compensation	12,307	8,566	38,698
Depreciation and amortization	9,603	11,582	6,296
(Gain) loss on disposition of PP&E	(235)	(488)	(8)
Inventory obsolescence	16,978	45,913	0
Transaction costs	0	0	1,279
Finance costs	3,716	(3,734)	11,070
Change in estimate of fair value of derivative warrants	77,834	12,995	0
Loss on cancellation of contracts	2,870	671	0
Loss on financial obligation	0	0	60,308
Unrealized foreign exchange (gain) loss	(63)	(757)	671
Restructuring costs	0	448	0
Warrants issued for services	0	306	0
Asset impairment	60,000	79,191	162
Share of profit of equity-accounted investees	(32,913)	0	0
Other expenses	1,864	0	0
Gain on disposition of marketable securities	(20,213)	0	0
Unrealized loss on marketable securities	64,714	0	0
Additions to marketable securities	(158,101)	0	0
Proceeds from disposal of marketable securities	29,876	0	0
Income distributions from equity-accounted investees	15,021	0	0
Change in non-cash working capital	(1,534)	(5,259)	(41,626)
Net cash used in operating activities from continuing operations	(155,437)	(62,315)	(99,797)
Net cash provided by operating activities from discontinued operations	0	4,820	(12,939)
Net cash used in operating activities	(155,437)	(57,495)	(112,736)
Investing activities
Additions to property, plant and equipment	(3,793)	(3,024)	(110,271)
Additions to intangible assets	0	(150)	0
Additions to investments	(24,206)	(51,876)	0
Additions to equity-accounted investees	(395,569)	0	0
Capital distributions from equity-accounted investees	10,481	0	0
Proceeds from disposal of PP&E	194	2,109	51
Acquisition	(82,775)	0	(77,023)
Change in non-cash working capital	(612)	(11,319)	1,659
Net cash used in investing activities from continuing operations	(496,280)	(64,260)	(185,584)
Net cash used in investing activities from discontinued operations	0	(6,617)	(27,560)
Net cash used in investing activities	(496,280)	(70,877)	(213,144)
Financing activities
Proceeds from convertible notes, net of costs	0	18,070	90,373
Change in restricted cash	(21,680)	10,494	(15,477)
(Repayment) proceeds of long-term debt	0	(84,493)	99,182
Payments on lease obligations, net	(1,008)	(420)	(292)
Proceeds from issuance of shares and registered offerings, net of costs	1,062,310	181,841	177,202
Proceeds from exercise of derivative warrants	119,318	20,391	0
Proceeds from exercise of equity classified warrants	0	0	17,950
Proceeds from exercise of employee warrants	201	0	1,371
Exercise of cash-settled DSUs	(315)	0	0
Convertible debenture settlement	(9,354)	0	0
Payment on exercise of contingent consideration warrants	(219)	0	0
Settlement of convertible notes	0	0	(4,190)
Settlement of financial obligation	0	0	(9,500)
Change in non-cash working capital	348	(2,498)	2,147
Net cash provided by financing activities from continuing operations	1,149,601	143,385	358,766
Net cash used in financing activities from discontinued operations	0	(639)	(499)
Net cash provided by financing activities	1,149,601	142,746	358,267
Effect of exchange rate changes on cash held in foreign currency	(9)	665	(1,171)
Change in cash and cash equivalents	497,875	15,039	31,216
Cash and cash equivalents, beginning of period	60,376	45,337	14,121
Cash and cash equivalents, end of period	$ 558,251	$ 60,376	$ 45,337